Vanguard S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Communication Services (13.1%)
*	Facebook Inc. Class A	586,403	131,993
*	Alphabet Inc. Class A	73,022	104,679
*	Alphabet Inc. Class C	72,823	104,058
*	Netflix Inc.	106,788	44,822
	Walt Disney Co.	267,896	31,424
	Comcast Corp. Class A	619,392	24,528
*	Charter Communications Inc. Class A	38,196	20,779
*	Electronic Arts Inc.	37,714	4,634
*	Take-Two Interactive Software Inc.	27,587	3,757
*	Live Nation Entertainment Inc.	22,973	1,129
			471,803
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	101,482	247,857
	Home Depot Inc.	188,758	46,903
	Starbucks Corp.	287,723	22,440
	NIKE Inc. Class B	203,377	20,049
*	Booking Holdings Inc.	10,197	16,717
	Lowe's Cos. Inc.	123,219	16,062
	TJX Cos. Inc.	295,389	15,585
	McDonald's Corp.	80,712	15,038
	Dollar General Corp.	62,053	11,884
	Target Corp.	79,041	9,669
	Ross Stores Inc.	88,163	8,548
	eBay Inc.	186,374	8,487
*	O'Reilly Automotive Inc.	18,439	7,694
*	AutoZone Inc.	5,805	6,663
	Yum! Brands Inc.	73,721	6,615
*	Chipotle Mexican Grill Inc. Class A	6,234	6,258
	Marriott International Inc. Class A	66,134	5,853
	Hilton Worldwide Holdings Inc.	68,770	5,454
	DR Horton Inc.	81,727	4,520
	Domino's Pizza Inc.	9,413	3,632
*	CarMax Inc.	40,072	3,528
	Tiffany & Co.	26,311	3,371
	Garmin Ltd.	35,212	3,175
*	NVR Inc.	846	2,726
	VF Corp.	42,307	2,373
	Las Vegas Sands Corp.	46,952	2,251
	PulteGroup Inc.	62,081	2,109
	Wynn Resorts Ltd.	23,528	1,959
*	Ulta Beauty Inc.	7,665	1,870

		Shares	Market Value ($000)
	Tractor Supply Co.	14,121	1,723
	MGM Resorts International	76,265	1,310
	Darden Restaurants Inc.	14,567	1,120
*	LKQ Corp.	38,837	1,066
	Leggett & Platt Inc.	21,191	648
			515,157
Consumer Staples (4.6%)
	Procter & Gamble Co.	352,435	40,854
	PepsiCo Inc.	163,060	21,451
	Costco Wholesale Corp.	63,499	19,588
	Coca-Cola Co.	375,907	17,547
	Philip Morris International Inc.	166,845	12,240
	Estee Lauder Cos. Inc. Class A	54,237	10,710
	Altria Group Inc.	177,560	6,934
	Colgate-Palmolive Co.	93,995	6,799
	Kimberly-Clark Corp.	40,937	5,790
*	Monster Beverage Corp.	62,335	4,482
	Hershey Co.	24,209	3,285
	Sysco Corp.	55,955	3,086
	Brown-Forman Corp. Class B	44,407	2,928
	McCormick & Co. Inc. (Non-Voting)	15,355	2,690
	Church & Dwight Co. Inc.	32,304	2,425
	Tyson Foods Inc. Class A	34,526	2,121
	Lamb Weston Holdings Inc.	19,498	1,171
	Campbell Soup Co.	18,127	924
	Coty Inc. Class A	33,879	123
			165,148
Energy (0.7%)
	ConocoPhillips	267,387	11,278
	Phillips 66	54,136	4,237
	EOG Resources Inc.	70,867	3,612
	Hess Corp.	63,098	2,995
	Pioneer Natural Resources Co.	25,012	2,291
	Cabot Oil & Gas Corp.	62,797	1,246
	Apache Corp.	57,068	616
	National Oilwell Varco Inc.	29,166	364
			26,639
Financials (4.7%)
	JPMorgan Chase & Co.	366,815	35,695
	S&P Global Inc.	59,536	19,350
	Moody's Corp.	39,572	10,582
	BlackRock Inc.	18,928	10,006
	American Express Co.	98,118	9,328
	CME Group Inc.	44,543	8,134
	Marsh & McLennan Cos. Inc.	75,033	7,947
	Charles Schwab Corp.	203,409	7,304
	Intercontinental Exchange Inc.	74,645	7,259
	Aon plc Class A	35,951	7,081
	MSCI Inc. Class A	20,644	6,789
	Progressive Corp.	86,920	6,752
	T. Rowe Price Group Inc.	42,146	5,095
	MarketAxess Holdings Inc.	9,245	4,702
	Willis Towers Watson plc	15,044	3,052
	Cboe Global Markets Inc.	27,020	2,877
	Ameriprise Financial Inc.	20,071	2,811
	Synchrony Financial	137,587	2,803
	Discover Financial Services	47,379	2,251

		Shares	Market Value ($000)
	Arthur J Gallagher & Co.	23,141	2,182
	First Republic Bank	20,120	2,176
*	SVB Financial Group	8,017	1,722
	Nasdaq Inc.	13,147	1,557
	Cincinnati Financial Corp.	16,975	1,001
			168,456
Health Care (10.9%)
	Johnson & Johnson	269,347	40,065
	Thermo Fisher Scientific Inc.	97,705	34,118
	Merck & Co. Inc.	341,168	27,539
	Abbott Laboratories	249,743	23,706
	AbbVie Inc.	227,692	21,100
	Amgen Inc.	85,439	19,625
	Bristol-Myers Squibb Co.	314,086	18,757
*	Vertex Pharmaceuticals Inc.	62,673	18,047
	Eli Lilly & Co.	113,255	17,322
	Danaher Corp.	98,148	16,352
*	Intuitive Surgical Inc.	28,164	16,336
	Zoetis Inc. Class A	116,084	16,181
*	Edwards Lifesciences Corp.	50,835	11,424
	Stryker Corp.	51,793	10,137
*	Regeneron Pharmaceuticals Inc.	16,454	10,083
*	DexCom Inc.	22,213	8,403
*	Illumina Inc.	21,497	7,805
*	Boston Scientific Corp.	200,435	7,615
*	IDEXX Laboratories Inc.	20,905	6,457
	ResMed Inc.	35,046	5,636
	Baxter International Inc.	55,997	5,040
*	IQVIA Holdings Inc.	30,347	4,537
*	Incyte Corp.	43,573	4,441
*	Align Technology Inc.	17,480	4,293
	Teleflex Inc.	11,283	4,094
	West Pharmaceutical Services Inc.	18,015	3,892
	Agilent Technologies Inc.	42,999	3,790
*	Alexion Pharmaceuticals Inc.	31,278	3,750
	Cerner Corp.	48,242	3,517
*	Mettler-Toledo International Inc.	3,742	2,975
	Cooper Cos. Inc.	6,892	2,185
*	Waters Corp.	9,732	1,945
*	Hologic Inc.	35,245	1,868
	STERIS plc	11,149	1,850
	PerkinElmer Inc.	15,395	1,547
*	Varian Medical Systems Inc.	12,207	1,482
*	ABIOMED Inc.	6,257	1,401
	DENTSPLY SIRONA Inc.	28,651	1,333
			390,648
Industrials (7.2%)
	Lockheed Martin Corp.	60,472	23,490
	Union Pacific Corp.	104,842	17,808
	Northrop Grumman Corp.	38,173	12,796
	Raytheon Technologies Corp.	189,610	12,234
	Honeywell International Inc.	80,112	11,684
	L3Harris Technologies Inc.	53,882	10,747
	Roper Technologies Inc.	25,339	9,978
	Caterpillar Inc.	79,467	9,546
	Boeing Co.	57,332	8,362
	United Parcel Service Inc. Class B	76,860	7,664

		Shares	Market Value ($000)
	Illinois Tool Works Inc.	43,482	7,499
	Deere & Co.	45,275	6,887
	CSX Corp.	94,756	6,783
	PACCAR Inc.	84,294	6,226
	Norfolk Southern Corp.	34,314	6,118
	Waste Management Inc.	55,177	5,890
	TransDigm Group Inc.	12,135	5,155
	AMETEK Inc.	55,709	5,109
	Cintas Corp.	20,436	5,067
	IHS Markit Ltd.	71,344	4,956
	Emerson Electric Co.	80,169	4,892
	Verisk Analytics Inc. Class A	27,563	4,760
*	Copart Inc.	49,859	4,457
	Fastenal Co.	97,845	4,037
	Old Dominion Freight Line Inc.	23,341	3,993
	Cummins Inc.	23,525	3,990
	Kansas City Southern	24,152	3,635
	Rockwell Automation Inc.	16,049	3,469
	Trane Technologies plc	36,203	3,266
	Masco Corp.	69,236	3,230
	Parker-Hannifin Corp.	17,221	3,099
	Otis Worldwide Corp.	52,285	2,753
	Equifax Inc.	17,705	2,719
*	United Rentals Inc.	18,315	2,544
	Allegion plc	22,642	2,257
*	Carrier Global Corp.	104,910	2,147
	Fortune Brands Home & Security Inc.	33,896	2,066
	Dover Corp.	20,884	2,031
	Republic Services Inc. Class A	23,620	2,019
*	Ingersoll Rand Inc.	61,544	1,736
	Xylem Inc.	25,896	1,718
	IDEX Corp.	10,528	1,678
	Expeditors International of Washington Inc.	21,560	1,646
	JB Hunt Transport Services Inc.	12,207	1,461
	Huntington Ingalls Industries Inc.	5,871	1,174
	Rollins Inc.	16,032	670
	Howmet Aerospace Inc.	47,202	617
	Quanta Services Inc.	15,630	577
			256,640
Information Technology (38.8%)
	Microsoft Corp.	1,858,879	340,640
	Apple Inc.	1,017,747	323,583
	Visa Inc. Class A	417,157	81,446
	Mastercard Inc. Class A	216,355	65,099
	NVIDIA Corp.	149,125	52,942
*	Adobe Inc.	117,948	45,599
*	PayPal Holdings Inc.	286,116	44,351
	Intel Corp.	604,161	38,020
*	salesforce.com Inc.	216,132	37,778
	Broadcom Inc.	96,643	28,149
	QUALCOMM Inc.	278,182	22,499
	Accenture plc Class A	97,467	19,651
	Intuit Inc.	63,415	18,411
*	ServiceNow Inc.	45,944	17,823
	Oracle Corp.	316,645	17,026
	Texas Instruments Inc.	141,176	16,763
*	Advanced Micro Devices Inc.	285,063	15,336
*	Fiserv Inc.	139,106	14,852

		Shares	Market Value ($000)
*	Micron Technology Inc.	269,807	12,926
	Applied Materials Inc.	225,139	12,648
*	Autodesk Inc.	53,623	11,281
	Analog Devices Inc.	89,768	10,139
	Lam Research Corp.	35,354	9,675
	Automatic Data Processing Inc.	65,385	9,578
	Amphenol Corp. Class A	72,273	6,979
	KLA Corp.	38,455	6,767
*	Synopsys Inc.	36,640	6,629
	Global Payments Inc.	35,891	6,442
*	Cadence Design Systems Inc.	68,391	6,243
*	ANSYS Inc.	20,857	5,903
	Motorola Solutions Inc.	41,757	5,651
	Microchip Technology Inc.	58,243	5,593
*	FleetCor Technologies Inc.	21,153	5,157
*	Keysight Technologies Inc.	45,719	4,944
*	Fortinet Inc.	34,596	4,816
	CDW Corp.	35,021	3,884
	Paychex Inc.	52,025	3,760
*	Paycom Software Inc.	11,956	3,554
	Xilinx Inc.	38,004	3,494
*	Zebra Technologies Corp. Class A	13,146	3,435
	TE Connectivity Ltd.	40,766	3,312
*	Arista Networks Inc.	13,224	3,087
*	Akamai Technologies Inc.	28,361	3,001
*	Qorvo Inc.	28,318	2,966
*	VeriSign Inc.	13,348	2,923
	Skyworks Solutions Inc.	24,084	2,855
*	Gartner Inc.	21,798	2,653
	Broadridge Financial Solutions Inc.	19,565	2,369
	Citrix Systems Inc.	14,575	2,159
	Western Union Co.	102,188	2,046
	Corning Inc.	88,077	2,007
	NortonLifeLock Inc.	86,630	1,973
	Seagate Technology plc	33,752	1,790
	Jack Henry & Associates Inc.	9,748	1,763
	Leidos Holdings Inc.	16,213	1,707
	Maxim Integrated Products Inc.	28,990	1,672
	NetApp Inc.	25,521	1,137
	FLIR Systems Inc.	15,709	726
	Xerox Holdings Corp.	45,187	718
*	IPG Photonics Corp.	4,309	670
			1,391,000
Materials (2.2%)
	Linde plc	92,905	18,798
	Air Products & Chemicals Inc.	53,689	12,974
	Sherwin-Williams Co.	20,021	11,889
	Dow Inc.	180,715	6,976
[1]	Ecolab Inc.	31,167	6,625
	Ball Corp.	56,605	4,034
	Vulcan Materials Co.	32,258	3,494
	FMC Corp.	31,590	3,109
	PPG Industries Inc.	29,391	2,988
	Martin Marietta Materials Inc.	15,230	2,926
	Celanese Corp. Class A	29,458	2,649
	Freeport-McMoRan Inc.	193,908	1,759

				Shares	Market Value ($000)
		Avery Dennison Corp.		14,449	1,599
					79,820
Real Estate (2.7%)
		American Tower Corp.		107,955	27,871
		Equinix Inc.		21,489	14,991
		Crown Castle International Corp.		58,774	10,119
		Prologis Inc.		102,561	9,384
		SBA Communications Corp. Class A		27,440	8,620
*		CBRE Group Inc. Class A		81,603	3,589
		Public Storage		16,112	3,267
		Alexandria Real Estate Equities Inc.		16,145	2,482
		Realty Income Corp.		37,590	2,079
		Essex Property Trust Inc.		8,035	1,951
		Duke Realty Corp.		52,769	1,819
		Extra Space Storage Inc.		18,307	1,771
		Simon Property Group Inc.		29,922	1,727
		Mid-America Apartment Communities Inc.		12,493	1,454
		Healthpeak Properties Inc.		56,441	1,391
		Boston Properties Inc.		15,451	1,328
		UDR Inc.		33,515	1,239
		Federal Realty Investment Trust		7,213	576
					95,658
Utilities (0.7%)
		NextEra Energy Inc.		63,130	16,133
		Sempra Energy		30,917	3,905
		American Water Works Co. Inc.		22,044	2,800
		NRG Energy Inc.		61,321	2,211
					25,049
Total Common Stocks (Cost $2,715,670)					3,586,018
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund	0.307%		13,228	1,323
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	0.087%	9/24/20	500	500
Total Temporary Cash Investments (Cost $1,823)					1,823
Total Investments (100.0%) (Cost $2,717,493)					3,587,841
Other Assets and Liabilities-Net (0.0%)[3]					(624)
Net Assets (100.0%)					3,587,217
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,301,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,322,000 was received for securities on loan.
4	Securities with a value of $66,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2020	1	191	—
E-mini S&P 500 Index	June 2020	6	913	21
				21

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,586,018	—	—	3,586,018
Temporary Cash Investments	1,323	500	—	1,823
Total	3,587,341	500	—	3,587,841

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	5	—	—	5
1	Represents variation margin on the last day of the reporting period.